Debt Securities - Summary of Breakdown of the Global Programs for the Issuance of Negotiable Obligations Outstanding (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Grupo Financiero Galicia SA [member]
Disclosure of Breakdown for Issuance of Debt Securities Outstanding [Line Items]
Authorized Amount	$ 100,000
Type of Debt Securities	Simple debt securities not convertible into shares
Term of Program	5 years
Date of Approval by Shareholders' Meeting	03.09.09 confirmed on 08.02.12
Approval by the C.N.V.	Resolution No. 16113 dated 04.29.09 and extended by Resolution No. 17343 dated 05.08.14 and Provision No. DI-2019-63-APN-GE#CNV dated 08.06.19. Authorization of Increase, Resolution No. 17,064 dated 04.25.13
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Breakdown for Issuance of Debt Securities Outstanding [Line Items]
Authorized Amount	$ 2,100,000
Type of Debt Securities	Simple debt securities, not convertible into shares, subordinated or not, to be adjusted or not, secured or unsecured.
Term of Program	5 years
Date of Approval by Shareholders' Meeting	04.28.05, 04.14.10, 04.29.15, 11.09.16 and 04.28.20
Approval by the C.N.V.	Resolution No. 15228 dated 11.04.05 and extended through Resolution No. 16454 dated 11.11.10 and Resolution No. 17883 dated 11.20.15 and Resolution No. DI-2020-53-APN-GE#CNV dated 11.24.20. Increase of the amount approved by Resolutions No. 17883 dated 11.20.15, No. 18081 dated 06.10.16, No. 18480 dated 01.26.17 and No. 19520 dated 05.17.18
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Breakdown for Issuance of Debt Securities Outstanding [Line Items]
Authorized Amount	$ 2,100,000
Type of Debt Securities	Simple debt securities not convertible into shares
Date of Approval by Shareholders' Meeting	04.25.19
Approval by the C.N.V.	Frequent Issuer Registration No. 11, granted by Resolution No. RESCFC-2019-2055-APN-DIR#CNV, dated 11/13/19 of CNV´s Board of Directors
Tarjeta Naranja S.A. [member]
Disclosure of Breakdown for Issuance of Debt Securities Outstanding [Line Items]
Authorized Amount	$ 1,000,000
Type of Debt Securities	Simple debt securities, not convertible into shares
Term of Program	5 years
Date of Approval by Shareholders' Meeting	03.08.12
Approval by the C.N.V.	Resolution No. 15220 dated 07.14.05 and extended through Resolution No. 17676 dated 05.21.15 and No. DI2020-20-APNGE#CNV dated 03.18.20. Increase of the amount approved by Resolutions No. 15.361 dated 03.23.06, 15.785 dated 11.16.07, 16.571 dated 05.24.11, 16.822 dated 05.23.12 and 19.508 dated 05.10.18
Tarjeta Cuyanas S A [member]
Disclosure of Breakdown for Issuance of Debt Securities Outstanding [Line Items]
Authorized Amount	$ 250,000
Type of Debt Securities	Simple debt securities, not convertible into shares
Term of Program	5 years
Date of Approval by Shareholders' Meeting	03.30.10 confirmed on 04.06.10 and 02.15.13
Approval by the C.N.V.	Resolution No. 16328 dated 05.18.10. Increase of the amount approved by Resolution No. 17072 dated 05.02.13